UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code 215-351-4778

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1. Report to Stockholders.

The Finance Company of Pennsylvania

Founded 1871

ANNUAL REPORT

December 31, 2015

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

BOARD OF DIRECTORS

Charles E. Mather III	Jonathan D. Scott

Herbert S. Riband, Jr	Peter Bedell

Charles E. Mather IV	Henry F. Reichner

Brendan H. O’Malley

OFFICERS

Charles E. Mather III, President

Herbert S. Riband, Jr., Secretary-Treasurer

Doranne H. Case, Asst. Secretary-Treasurer

William S. McNish, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

TO OUR SHAREHOLDERS:

We are pleased to submit your Company’s one hundred and forty-third Annual Report.

The following is a summary of financial information for the years 2006 to 2015 on a per share basis:

Year	Net Investment Income	Dividends Paid			Dec. 31 Net Asset Value
		Regular	Extra	Total
2006	27.44	14.00	30.01	44.01	$1,400.33
2007	25.96	14.00	34.29	48.29	$1,414.84
2008	26.57	14.00	17.85	31.85	$1,053.44
2009	16.94	14.00	43.58	57.58	$1,109.66
2010	12.05	14.00	33.96	47.96	$1,182.04
2011	15.63	14.00	32.77	46.77	$1,145.91
2012	17.21	14.00	30.33	44.33	$1,188.49
2013	17.78	14.00	66.00	80.00	$1,373.65
2014	15.66	14.00	52.43	66.43	$1,359.65
2015	10.96	14.00	23.48	37.48	$1,265.29

As a Regulated Investment Company, the Company is required to pay to its shareholders at least 98% of its ordinary income for the calendar year 2015 or pay a 4% non-deductible Federal Excise Tax on its undistributed ordinary income. Your Board of Directors has elected to distribute 100% of the ordinary income.

On January 29, 2016, the Company paid to the shareholders of record on December 31, 2015, the regular quarterly dividend of $3.50 and an extra dividend of $23.48, making a total dividend of $37.48. The tax law requires that the final dividend, although paid in 2016, is taxable to the shareholders in 2015.

Common stocks and mutual funds constitute 85.86% of the Company’s Net Assets on December 31, 2015, compared with 89.37% one year earlier.

Our equity investment advisor Cooke & Bieler, L.P., is present at each of our Board meetings. Our fixed-income advisor, Schroder Investment Management North America, Inc., meets with our Board periodically. Both are available and called upon for consultation throughout the year.

The directors and officers thank you for your continued support.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.

The Actual Return in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Actual Return	$1,000.00	$967.59	$8.24
Hypothetical 5% Return	$1,000.00	$1,016.62	$8.45

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.68%, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of December 31, 2015

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	85.86%
Bonds	11.80%
Short Term Investments	4.88%
Other Liabilities in Excess of Other Assets	(2.54%	)

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage
Financial Services	25.48%
Energy	14.77%
International	9.58%
Producer Durables	9.31%
Consumer Discretionary	7.37%
Healthcare	6.56%
Materials & Processing	5.14%
Consumer Staples	4.96%
Technology	2.23%
Utilities	0.46%

85.86%

Top 10 Stock Holdings (% of Company’s Net Assets)

PNC Financial Services Group Inc.	14.93%
Exxon Mobil Corp.	14.30%
Harbor International Funds	4.76%
Fidelity Inst Money Market	4.66%
Dreyfus International Stock I	2.46%
Berkshire Hathaway B	2.07%
Schweitzer Mauduit International Inc.	2.00%
Johnson & Johnson	1.94%
Coca Cola Company	1.85%
Dow Chemical Company	1.82%

Total	50.79%

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

The Finance Company of Pennsylvania

We have audited the accompanying statement of assets and liabilities of The Finance Company of Pennsylvania (the “Company”), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended. These financial statements and condensed financial information are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of The Finance Company of Pennsylvania as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

February 25, 2016

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS

Investments at fair value (Note 2):
Short Term Investments (identified cost $2,486,308)	$2,486,308
Bonds (identified cost $5,970,702)	6,014,278
Common Stocks & Mutual Funds (identified cost $22,321,340)	43,746,059

Total Investments	52,246,645
Cash	102,302
Receivable for securities sold	18,909
Accrued interest and dividends receivable	113,389
Prepaid expenses	32,627
Other assets	5,401

Total	$52,519,273

LIABILITIES

Accrued expenses and taxes (Note 1)	429,501

Advisory fees payable (Note 9)	11,788
Payroll taxes payable	1,205
Dividends payable	1,095,692
Covered call options written at fair value (premiums received $17,711)	27,864

Total	1,566,050

NET ASSETS	$50,953,223

COMPONENTS OF NET ASSETS
Paid in Capital	$10,730,240
Accumulated Net Realized Gain on Investments and Written Options	18,771,472
Net Unrealized Appreciation on Investments and Written Options	21,451,511

Net assets equivalent to $1,265.29 per share on shares of 40,270 $10 par value capital stock outstanding at December 31, 2015 (authorized 232,000 shares)	$50,953,223

See Notes to Financial Statements

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

December 31, 2015

SHORT TERM SECURITIES—4.88%

Number of Shares		Identified Cost	Fair Value (Note 1)
113,682	Invesco Short Term Investment Trust—Treasury 0.02%†	$113,682	$113,682
2,372,626	Fidelity Inst Money Market 0.28%†	2,372,626	2,372,626

	Total	$2,486,308	$2,486,308

BONDS—11.80%
Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS—1.01%
14,350	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	$16,378	$14,468
132,733	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	134,941	139,104
109,850	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	115,562	115,043
128,812	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	138,066	135,247
63,423	Government National Mortgage Association II
	5.5% due 1/20/2036	74,171	69,913
23,332	Government National Mortgage Association 5% due 5/15/2039	27,666	25,603
13,912	Government National Mortgage Association 6% due 4/15/2036	19,175	15,625

		525,959	515,003

MUNICIPAL & CORPORATE BONDS—10.79%
80,000	Alameda Corridor CA 6.5% due 10/01/2019	86,263	86,660
69,660	Alt Bldg Concepts 4.16% due 12/20/2032	70,269	66,880
145,000	Apache Corp. 3.25% due 4/15/2022	147,787	137,833
155,000	Automatic Data Processing 3.375% due 9/15/2025	154,833	157,705
155,000	Biogen Inc. 2.9% due 9/15/2020	154,681	154,050
200,000	California St Build America 6.65% due 3/1/2022	235,410	239,152
150,000	California Statewide 4.375% due 1/1/2023	150,000	160,808
100,000	Cerritos CA Cmnty 2.971% due 8/1/2022	100,000	100,665
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	32,554	33,997
185,000	Ensco Plc 4.5% due 10/01/2024	178,904	126,873

See Notes to Financial Statements

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

December 31, 2015

BONDS — Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
175,000	Evergreen Park IL 5% due 12/01/2030	$174,084	$172,282
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	121,319	126,554
125,000	General Electric Co. 5.25% due 12/6/2017	133,800	133,700
175,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	201,144	210,991
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	196,314	219,884
35,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	35,552	36,824
190,000	Honolulu City Cnty HI 3.368% due 7/1/2025	190,000	192,597
135,000	Illinois St Build 5.563% due 2/1/2021	145,127	142,079
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	97,913
140,000	JP Morgan Chase Mtn 3.875% due 2/1/2024	141,841	143,667
65,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	67,562	69,563
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	198,132
160,000	Macon Bibb Cnty GA 6% due 8/01/2024	170,223	167,139
80,000	Maryland ST Health 5.0% due 7/01/2027	93,053	96,177
80,000	Massachusetts St. Housing 5.962% due 6/1/2017	80,000	82,605
100,000	Miscrosoft Corp. 2.65% due 11/03/2022	99,969	99,688
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	151,734
60,000	Montana State Board of Housing 5% due 12/1/2027	62,089	63,424
50,000	New Jersey State Health Care Facs 4.75% due 7/1/2025	53,749	59,559
105,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	107,651	111,472
225,000	New York NY Build America Bonds 5.487% due 12/1/2022	259,154	258,260
150,000	New York St Dorm Authority Revenues 3.292% due 12/1/2021	150,000	153,922
200,000	Ohio St Water Dev Authority 4.879% due 12/1/2034	200,000	223,434
65,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	67,476	67,515

See Notes to Financial Statements

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

December 31, 2015

BONDS — Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
75,000	Philadelphia PA Authority for Indl Dev 3.964% due 4/15/2026	$76,607	$74,030
170,000	Philips 66 4.3% due 4/1/2022	179,136	175,064
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	163,799
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	105,459	117,130
150,000	University North Carolina 2.535% due 12/1/2022	150,000	150,084
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	82,733	75,668
190,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	190,000	199,762

		5,444,743	5,499,275

	Total Bonds	$5,970,702	$6,014,278

COMMON STOCKS & MUTUAL FUNDS—85.86%
Number of Shares		Identified Cost	Fair Value (Note 1)

	ENERGY—14.77%
7,500	Devon Energy Corporation	$378,650	$240,000
93,442	Exxon Mobil Corporation	123,324	7,283,804

	Total	501,974	7,523,804

	FINANCIAL SERVICES—25.48%
5,200	American Express Company	192,972	361,660
8,000	Berkshire Hathaway B*	352,582	1,056,320
17,900	Fidelity National Financial Inc.	672,852	620,593
79,839	PNC Financial Services Group Inc.	48,249	7,609,455
14,500	Marsh & McLennan Companies Inc.	192,817	804,025
20,100	Progressive Corporation	636,446	639,180
6,700	Renaissance RE Holdings LTD	707,651	758,373
12,000	State Street Corporation	88,500	796,320
18,900	Western Union Company	413,339	338,499

	Total	3,305,408	12,984,425

See Notes to Financial Statements

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

December 31, 2015

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)

	TECHNOLOGY—2.23%
2,500	Int’l Business Machines Corp.	$59,809	$344,050
4,000	Qualcomm Incorporated	256,615	199,940
35,600	Rovi Corporation*	652,660	593,096

	Total	969,084	1,137,086

	CONSUMER DISCRETIONARY—7.37%
11,200	Carnival Corporation	440,262	610,176
24,600	Gildan Activewear Inc.	829,252	699,132
8,500	Kohl’s Corporation	450,116	404,855
2,700	McDonalds Corporation #	36,691	318,978
9,400	Omnicom Group Inc	731,719	711,204
6,900	WalMart Stores Inc.	340,802	422,970
29,600	Winnebago Industries Inc.	709,494	589,040

	Total	3,538,336	3,756,355

	CONSUMER STAPLES—4.96%
22,000	Coca Cola Company	9,597	945,120
4,000	Colgate Palmolive Company	110,117	266,480
4,000	Diageo PLC Sponsored ADR	459,142	436,280
6,600	Procter & Gamble Company	563,912	524,106
8,200	Unilever PLC SPSD ADR	368,881	353,584

	Total	1,511,649	2,525,570

See Notes to Financial Statements

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

December 31, 2015

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)

	PRODUCER DURABLES—9.31%
2,900	3M Company	$477,009	$436,856
13,200	Crown Holdings Inc.	734,575	669,240
18,250	Donaldson Company Inc.	627,593	523,045
8,600	Eaton Corporation Plc	582,982	447,544
7,500	Emerson Electric Company	57,084	358,725
22,100	General Electric Company	423,606	688,415
3,700	Graco Inc.	278,678	266,659
5,600	Parker Hannifin Corporation	680,576	543,088
5,800	United Parcel Service Class B	470,744	558,134
1,250	W.W. Grainger Inc.	241,327	253,238

	Total	4,574,174	4,744,944

	MATERIALS & PROCESSING—5.14%
18,000	Dow Chemical Company	116,338	926,640
11,600	Reliance Steel & Aluminum Co.	760,891	671,756
24,300	Schweitzer-Mauduit International Inc.	1,073,973	1,020,357

	Total	1,951,202	2,618,753

See Notes to Financial Statements

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

December 31, 2015

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number of Shares		Identified Cost	Fair Value (Note 1)
	HEALTHCARE—6.56%
3,500	Becton Dickinson & Company	$220,008	$539,315
4,900	Cardinal Health Inc.	438,860	437,423
9,600	Johnson & Johnson	52,842	986,112
6,600	Laboratory Corp. of America *	834,918	816,024
10,700	Merck & Co. Inc.	114,053	565,174

	Total	1,660,681	3,344,048

	UTILITIES—0.46%
5,000	Verizon Communications Inc	37,808	231,100

	INTERNATIONAL—9.58%
87,258	Dreyfus International Stock I	1,204,159	1,255,641
40,818	Harbor International Funds	1,865,000	2,425,792
30,707	Oakmark International Fund I	601,865	655,910
25,929	Seafarer Overseas Growth and Income	300,000	268,885
29,499	Touchstone Sands Cptl Emerg Mkts *	300,000	273,746

	Total	4,271,024	4,879,974

	Total Common Stocks & Mutual Funds	22,321,340	43,746,059

	Total Investments—102.54%	$30,778,350	$52,246,645

	Liabilities in excess of other assets—(2.54%)		(1,293,422)

	NET ASSETS—100%		$50,953,223

*	Non-income producing.

†-	Variable rate security, rate disclosed is as of 12/31/15

#-	All of the security is pledged as collateral for call options written.

ADR—American depository receipt

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME:
Income:
Dividends	$1,112,360
Dividends from affiliates (Note 3)	36,600
Interest	225,243

Total	1,374,203
Expenses:
Accounting	33,414
Compensation	269,583
Compliance fees	55,000
Custodian	7,250
Directors’ fees (Note 9)	76,850
Insurance	33,601
Investment advisory fees (Note 9)	144,392
Printing and postage	8,068
Professional fees	185,469
Other office and administrative	119,114

Total	932,741

Net investment income	441,462

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,247,394
In-kind transfers (Note 5)	3,737,898
Written options	—

Net realized gain	5,985,292

Net change in unrealized appreciation / (depreciation) on:
Investments	(8,409,665)
Written options	(8,411)

Net change in unrealized appreciation / (depreciation)	(8,418,076)

Net realized and unrealized loss on investments	(2,432,784)
Capital gains tax payable on behalf of shareholders (Note 1)	(346,404)

Net decrease in net assets resulting from operations	$(2,337,726)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	2015	2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$441,462	$675,236
Net realized gain on investments	5,985,292	5,594,972
Change in net unrealized appreciation / (depreciation) on investments	(8,418,076)	(3,139,009)
Capital gains tax payable on behalf of shareholders (Note 1)	(346,404)	(844,621)

Net increase/(decrease) in net assets resulting from operations	(2,337,726)	2,286,578
Undistributed investment income included in price of shares redeemed	(57,434)	(18,431)
Realized gain from security transactions included in price of shares redeemed	(145,566)	(36,636)
Dividends to shareholders from net investment income	(384,028)	(656,805)
Dividends to shareholders from short-term capital gains	(1,142,592)	(2,211,034)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(3,616,959)	(892,162)

Total decrease in net assets	(7,684,305)	(1,528,490)
Net Assets:
Beginning of year	58,637,528	60,166,018

End of year	$50,953,223	$58,637,528

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Year Ended December 31, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES

The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 2,857 and 673 shares of capital stock redeemed during the years ended December 31, 2015 and 2014, respectively. There were no other capital share transactions during the years ended December 31, 2015 and 2014.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation

Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost which approximates fair value. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

Federal Income Taxes

No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue Code. As such, the Company is paying the applicable federal capital gains tax for share-

NOTES TO FINANCIAL STATEMENTS — Continued

holders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Distributions to shareholders

Dividends to shareholders from net investment income, if any, are paid quarterly. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal exercise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

Equalization

The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investing in Government Sponsored Agency Securities

The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Security Transactions, Investment Income, and Realized Gain/Loss

Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS — Continued

2.	FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820-10, fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the inputs used as of December 31, 2015 in valuing the Company’s investments carried at fair value:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Value
Assets
Investments in securities
Common stock	$38,866,085	$—	$—	$38,866,085
U.S. government and agency obligations	—	515,003	—	515,003
Municipal and corporate bonds	—	5,499,275	—	5,499,275
Mutual funds	4,879,974	—	—	4,879,974
Short-term investments	2,486,308	—	—	2,486,308

Total	$46,232,367	$6,014,278	$—	$52,246,645

Liabilities

Written options	$27,864	$—	$—	$27,864

See Portfolio of Investments for values by industry classification.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Company’s policy is to disclose transfers between levels at the reporting period end. For the year ended December 31, 2015 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at December 31, 2015 was as follows:

Common Stock
Beginning Balance, 1/1/2015	$2,438,435
Purchases	—
Sales	—
Redemption in Kind (see note 3)	(2,475,573)
Total Realized Gains[1]	37,138

Ending Balance, 12/31/2015 (see note 3)	$—

[1]	Included in related net realized gain on investments in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS — Continued

3.	NON-MARKETABLE SECURITY OF AFFILIATE

As part of a mutual divestiture of each other’s shares, on August 7, 2015, the Company received a request from the Pennsylvania Warehousing and Safe Deposit Company (“PAWH”) to redeem their 2,087 shares of the Company, which equaled $2,777,906 as of such date. In satisfaction of PAWH’s redemption request, the Company distributed to PAWH (i) all of the shares of PAWH owned by the Company (732 shares), valued at $2,475,573; (ii) shares of securities held in the Company’s portfolio valued at $302,328; and (iii) cash of $5 (the “Transaction”). As part of the Transaction, the Company’s shares and the securities held in the Company’s portfolio used to satisfy the PAWH redemption were valued in accordance with the valuation procedures described in Note 1. The Transaction was consistent with the Company’s redemption policies, and the Company has a history of meeting shareholder redemptions with the distribution of securities held in the Company’s portfolio. In addition, the Company received a legal opinion in connection with the Transaction that stated that the Transaction was not expected to result in a capital gain transaction to the Company, which results in no distribution of taxable capital gains to the Company’s shareholders. Further, the Company received a “fairness opinion” in connection with the Transaction that concluded that (i) the valuation methodology employed by the Company was a reasonable way to ascertain the fair value of the Company’s holdings of PAWH’s shares; and (ii) the Transaction was fair, from a financial point of view, to the Company and its non-redeeming shareholders.

The term “affiliate” is defined under the Investment Company Act of 1940 to include among other things, any company that owns 5% or more of the outstanding voting securities of another company. The Company owned shares of PAWH since 1917. Prior to the August 7, 2015 divestiture described above, the Company owned 16.94% of PAWH and PAWH owned 4.9% of the outstanding shares of the Company. As a result, the Company was deemed to be an affiliate of PAWH prior to the divestiture. During the year ended December 31, 2015 the Company recognized $36,600 of dividend income from its investment in PAWH.

4.	DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations.

NOTES TO FINANCIAL STATEMENTS — Continued

Market risks of investing in derivatives

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk

Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Company does not write uncovered written options.

NOTES TO FINANCIAL STATEMENTS — Continued

At December 31, 2015, the Company has written covered calls as follows:

Common Stock	Expiration Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
McDonalds Corporation	3/8/2016	$110.00	$17,711	2,700	$27,864

Transactions in written covered calls for the year ended December 31, 2015 were as follows:

	Shares in Equity Contracts	Premium
Outstanding at January 1, 2015	3,000	$7,259
Covered Calls written during the period	2,700	17,711
Covered Calls exercised during the period	(3,000)	(7,259)

Outstanding at December 31, 2015	2,700	$17,711

The following is a summary of the location of derivatives on the Company’s Statement of Assets and Liabilities as of December 31, 2015

Location on the Statement of Assets and Liabilities
Derivative Type	Liability Derivatives
Equity Contract	Covered Call Options Written, at Fair Value

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of December 31, 2015:

Liability Derivatives Value
Total Value At December 31, 2015	Number of Shares in Equity Contracts
$27,864	2,700

The following is a summary of the effect of derivative instruments on the Company’s Statement of Operations for the year ended December 31, 2015.

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity contract	Net realized gain from written options, Net change in unrealized (depreciation) on written options	$-	$(8,411)

For the year ended December 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Options:
Average number of contracts written	7
Average notional value of contracts written	$74,250

5.	PURCHASES AND SALES OF SECURITIES

The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the year ended December 31, 2015 were:

	Historical Cost of Investments Purchased	Proceeds from Sales and Maturities	Cost of Securities Sold and Maturities
Common Stocks and mutual funds	$22,309,887	$24,841,324	$22,625,373
U.S. Government & Agency Obligations	-	146,529	146,529
Municipal & Corporate Bonds	1,084,930	826,897	795,455

Total	$23,394,817	$25,814,750	$23,567,357

NOTES TO FINANCIAL STATEMENTS — Continued

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the year ended December 31, 2015 the Company distributed common stock with fair value of $3,819,499 and cost of $81,601. The related gain of $3,737,898 has been disclosed in the Company’s Statement of Operations.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared by the Company was as follows:

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Distributions paid from Ordinary Income	$1,526,620	$2,867,839

7.	TAX MATTERS

For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at December 31, 2015 was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$30,787,791	$23,068,031	$1,609,177	$21,458,854

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of December 31, 2015, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

NOTES TO FINANCIAL STATEMENTS — Continued

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal and state tax returns remain open for examination for the years ended December 31, 2012 through December 31, 2015.

8.	LEASE

The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $23,524.

9.	OTHER INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2015

Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $76,850. The compensation of Officers of the Company, who are also employees of the Company, amounted to $202,500.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $125,743 for their services during the year ended December 31, 2015. Advisory fees payable to Cooke & Bieler, L.P. at December 31, 2015 were $10,256.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $18,649 for their services during the year ended December 31, 2015. Advisory fees payable to Schroder Investment Management North America Inc. at December 31, 2015 were $1,532.

10.	PRINCIPAL RISKS

In the normal course of business, the Company invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Company may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Company; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability, and currency and interest rate and price fluctuations. The extent of the Company’s exposure to market and issuer credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS — Continued

The Company invests a portion of its assets in fixed-income securities. See the Portfolio of Investments for these securities. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

GNMA and U.S. Government Bond invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Portfolio of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Years Ended December 31,
	2015	2014	2013	2012	2011
Investment Income	$34.12	$36.07	$35.47	$34.94	$32.96
Expenses	23.16	20.41	17.69	17.73	17.33

Net Investment Income	10.96	15.66	17.78	17.21	15.63
Dividends from net investment income	(9.54)	(15.23)	(17.66)	(17.15)	(15.08)
Dividends from short term capital gains	(28.37)	(51.20)	(62.34)	(27.18)	(31.69)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	(67.41)	36.77	247.38	69.70	(4.99)

Net increase (decrease) in net assets value	(94.36)	(14.00)	185.16	42.58	(36.13)
Net assets value:
Beginning of year	1,359.65	1,373.65	1,188.49	1,145.91	1,182.04

End of year	$1,265.29	$1,359.65	$1,373.65	$1,188.49	$1,145.91

Net Assets at end of period (in millions)	$51.0	$58.6	$60.2	$52.2	$50.9
Annual ratio of expenses to average net assets	1.68%	1.45%	1.34%	1.47%	1.44%
Annual ratio of net investment income to average net assets	0.79%	1.11%	1.35%	1.43%	1.30%
Annual portfolio turnover rate	43.13%	77.53%	82.67%	40.44%	39.08%
Annual Total Investment Return	(4.18)%	3.82%	22.31%	7.58%	0.90%
Number of shares outstanding at end of period in thousands	40	43	44	44	44

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2015

(Unaudited)

PURCHASES

STOCKS

	Changes During the Period	Balance December 31, 2015
	Number of Shares
Becton, Dickinson & Company	2,000	3,500
Cardinal Health Inc.	1,100	4,900
Devon Energy Corporation	7,500	7,500
Diageo PLC Sponsored ADR	4,000	4,000
Donaldson Company Inc.	5,350	18,250
Eaton Corporation Plc	2,200	8,600
Gildan Activewear Inc	24,600	24,600
Graco Inc.	7,400	3,700
Kohls Corporation	12,400	8,500
Procter & Gamble Company	1,700	6,600
Progressive Corporation	49,100	20,100
Qualcomm Incorporated	1,800	4,000
Schweitzer Mauduit International Inc.	8,000	24,300
Winnebago Industries Inc.	13,300	29,600
W.W. Grainger Inc.	1,250	1,250

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2015

(Unaudited)

SALES

STOCKS

	Changes During the Period	Balance December 31, 2015
	Number of Shares
Baxalta Inc*	8,400	-
Baxter International Inc.	8,400	-
Becton, Dickinson & Company	1,000	3,500
Carnival Corporation	4,100	11,200
Devon Energy Corporation	3,000	7,500
Diageo PLC Sponsored ADR	3,100	4,000
Gildan Activewear Inc	24,600	24,600
Graco Inc.	3,700	3,700
Kohls Corporation	9,500	8,500
PNC Financial Services Group Inc.	5,000	79,839
Procter & Gamble Company	1,700	6,600
Progressive Corporation	55,600	20,100
Qualcomm Incorporated	6,700	4,000
Renaissance RE Holdings LTD	1,000	6,700
Rovi Corporation	17,900	35,600
Schweitzer Mauduit International Inc.	4,000	24,300
Twenty-First Century Fox (no voting)	16,000	-
United Parcel Service Class B	2,200	5,800
Winnebago Industries Inc.	22,200	29,600

*	During 2015, the Company received a special dividend of 8,400 shares of Baxalta Inc. from Baxter International Inc.

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2015

(Unaudited)

PURCHASES

BONDS

	Changes During the Period	Balance December 31, 2015
	Number of Units
Automatic Data Processing 3.375% 9/15/2025	155,000	155,000
Biogen Inc. 2.9% 9/15/2020	155,000	155,000
Evergreen Park IL 5% 12/01/2030	175,000	175,000
Honolulu City Cnty HI 3.368% 7/1/2025	190,000	190,000
Microsoft Corp 2.65% 11/03/2022	100,000	100,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2015

(Unaudited)

CALLS

BONDS

	Changes During the Period	Balance December 31, 2015
	Number of Units
Fed. Home Loan Mtg. 6% 7/1/2019	26,111	14,350
Fed. Home Loan Mtg. 6% 8/1/2019	18,347	132,733
Fed. Home Loan Mtg. 3.5% 9/1/2026	8,644	109,850
Fed. Natl. Mortg . Assoc. 3.5% 2/1/27	9,285	128,812
Govt Natl Mort Assoc II 5.5% 1/20/2036	9,940	63,423
Govt Natl Mort Assoc 5% 5/15/2039	4,258	23,332
Govt Natl Mort Assoc 6% 4/15/2036	2,559	13,912
Alameda Corridor CA 6.5% 10/1/19	20,000	80,000
Alt Bldg Concepts 4.160% 12/20/32	1,023	69,660
California Statewide 4.375% 1/1/2023	5,000	150,000
Grand Terrace CA Cmty 7.2% 9/1/2018	10,000	35,000
Macon Bibb Cnty GA 6% 8/01/2024	15,000	160,000
Massachusetts St. Hsg. 5.962% 6/1/2017	25,000	80,000
Montana ST BRD HSG 5% 12/1/2027	5,000	60,000
NJ Economic Dev Auth. 5.178% 11/1/2015	10,000	-
New Mexico Mtg Fin Auth 5.35% 3/1/30	5,000	105,000
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	20,000	65,000
Pennsylvania State Turnpike Comm 2.023% 12/1/19	250,000	-
Texas St Transn Comm 5.028% 4/1/2026	100,000	-
Yorba Linda CA Redev Agy 5.25% 9/1/2015	30,000	-

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Name, Address[1], Position(s) Held with the Company, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director or Nominee for Director
Interested Directors[2]
Charles E. Mather III Director and President Age: 81	2017 35 years	President and Director of Mather & Co. (insurance brokers)	None

Herbert S. Riband, Jr. Director and Secretary-Treasurer Age: 79	2016 22 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Charles E. Mather IV Director Age: 55	2016 7 months	Managing Director and Head of Equity Capital Markets at BTIG. (Formerly Head of Private & Alternative Capital Group, Janney Montgomery Scott LLC)	Director of Tonix Pharmaceuticals Holding Corp.

Non-Interested Directors
Jonathan D. Scott Director Age: 63	2018 26 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Peter Bedell Director Age: 78	2016 11 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke. (Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

Henry F. Reichner Director Age: 55	2017 2 years	Attorney & Partner, Reed Smith LLP.	None

Brendan H. O’Malley Director Age: 48	2016 7 months	Chief Information Officer, NSM Insurance Group	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]

Charles E. Mather III and Herbert S. Riband, Jr. are classified as interested directors because they are executive officers of the Company. Charles E. Mather IV is classified as an interested director because of his family relationship with Charles E. Mather III.

OTHER INFORMATION RELATING TO THE ANNUAL

COMPANY MEETING

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, 2015 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant’s Board of Directors has determined that Jonathan D. Scott, a member of the Registrant’s audit committee, is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of form N-CSR.

The designation of Mr. Scott as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Directors in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

AUDIT FEES

2015: $66,500                    2014: $66,500

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.

AUDIT-RELATED FEES

For services rendered to Registrant:

2015: $0                2014: $0

Nature of these services: Not Applicable

In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

TAX FEES

For services rendered to Registrant:

2015: $15,250                     2014: $14,700

Nature of these services: Preparation of tax returns and tax compliance fees.

In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

ALL OTHER FEES

For services rendered to Registrant:

2015: $00                     2014: $00

Nature of these services: Assistance with preparation of SEC Form N-SAR; research and discussions; memoranda regarding various matters impacting the Registrant.

In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2015: $00                    2014: $00

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By:	/s/ Charles E. Mather III
Charles E. Mather III
President

Date: March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles E. Mather III
Charles E. Mather III
President

Date: March 4, 2016

By:	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer

Date: March 4, 2016